Prepaid expenses and other current assets - Narrative (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Business Acquisition [Line Items]
Prepaid advertising	€ 6,429	€ 6,284
Marketing Sponsorship Agreement
Business Acquisition [Line Items]
Prepaid advertising	€ 4,000